Loans and borrowings - Summary of Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current portion of loans and borrowings
Bank loans and overdrafts	€ 54	€ 49
Lease liabilities (Note 15)	9,968	9,537
Total current portion of loans and borrowings	10,022	9,586
Non-current portion of loans and borrowings
Bank loans		145
Lease liabilities (Note 15)	36,697	40,414
Total non current portion of loans and borrowings	36,697	40,559
Total	€ 46,719	€ 50,145